Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	$ 5,780,974	$ 1,412,346	$ (20,091,683)
Net cash (used in) provided by financing activities	(2,554,508)	(404,150)	7,395,038
Effect of exchange rate changes on cash	(8,145)	(79,450)	(162,861)
Net increase (decrease) in cash and cash equivalents	3,218,321	928,746	(12,859,506)
Cash and cash equivalents and restricted cash at the beginning of the year	1,044,647	115,901	12,975,407
Cash, cash equivalents and restricted cash at the end of the year	$ 4,262,968	$ 1,044,647	$ 115,901